Earnings per share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings per share :
Schedule of Earnigns per share
	Six-month period ended June 30,
	2014			2015
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$68,050	-	-	$116,013	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(194)	-	-	(477)	-	-

Basic and diluted EPS Income attributable to common stockholders	$67,856	131,837,490	$0.51	$115,536	134,927,763	0.86